RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
9.	RELATED PARTY BALANCES AND TRANSACTIONS

Prior to establishment of the Group and the transfer of Yirendai Business, CreditEase has provided the Yirendai Business with origination and servicing, sales and marketing, general and administrative services. The Group expects CreditEase to continue to provide certain support services, but to the extent CreditEase does not continue to provide such support, the Group established its own support systems. The Group recorded expenses of the above services on an allocation basis for the purpose of preparing the accompanying consolidated financial statements. After the transfer of Yirendai Business into the Group, the Group entered into a series of reorganization agreements with CreditEase that governed the relationship between CreditEase and the Group and provided for, among other things, the provision of services by CreditEase to the Group and the allocation of liabilities and obligations attributable or related to periods or events prior to and in connection with the initial public offering (“IPO”). These service transactions between the Group and CreditEase are herein referred to as related party transactions.

The Yirendai Business' working capital requirements have historically been part of the corporate cash management program of CreditEase. For the purpose of cash flow presentation, please refer to Note 1 for details.

The Group accounts for such related party transactions based on the series of reorganization agreements prior to the completion of reorganization and various services agreements after the completion of reorganization and reflects for all periods presented herein. Below summarizes the relationship with entities in CreditEase, and their nature of services provided to the Yirendai Business. Total allocation cost and expense from CreditEase for such services were approximately $2,301, $16,060 and $69,391 for the year ended December 31, 2013, 2014 and 2015, respectively, of which including provision of collection service amounted to $8, $54 and $537, borrowers and investors acquisition and referral fee amounted to $1,328, $12,329 and $64,476 and system supporting amounted to $781, $1,694 and $4,155 for the year ended December 31, 2013, 2014 and 2015, respectively, which will be continuously provided by CreditEase after completion of IPO.

The Group also provides borrower acquisition and referral services to CreditEase Puhui from April 1, 2015. The borrowers' acquisition and referral revenue amounted to $471 for the year ended December 31, 2015.

During August 2013 to December 2014, Yirendai Business worked with Tian Da Xin An, a subsidiary of consolidated VIEs of CreditEase, by introducing Tian Da Xin An as the guarantor in the loan facilitation agreements. Under such agreements, Tian Da Xin An guaranteed for the principal and interest paid to investors and for transaction fees paid to the Group in case of borrower default. Because Yirendai and Tian Da Xin An are under common control of CreditEase, Yirendai did not charge commission for referral business to Tian Da Xin An. Meanwhile, Tian Da Xin An did not charge guarantee fee for the guarantee service on transaction fee. As a result, no commission of referral or guarantee expense on the transaction fee was reflected in the accompanying financial statements. In January 2015, Yirendai provided investor protection services to investors in the form of a risk reserve fund as discussed in Note 2.

In addition, the Group obtained a worldwide and royalty-free license from CreditEase to use its trademarks and used the proprietary systems developed by CreditEase free of charge.

CreditEase transferred assets and liabilities of Yirendai business to the Group in the first quarter of 2015 as discussed in Note 1.

The table below sets forth major related parties and their relationships with the Group:

Company name	Relationship with the Group	Major transaction with the Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Receipts on behalf of the Group for transactions fees and services fees through external payment network

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Prepayment

Details of related party balances as of December 31, 2014 and December 31, 2015 are as follows:

(i)	Amounts due from related parties

	December 31, 2014	December 31, 2015
Tian Da Xin An (Note a)	5,489	3,208
CreditEase Huimin (Note b)	—	10,158
Beijing Zhicheng	—	16
CreditEase Zhuoyue	—	3
Hainan CreditEase	—	31
Total	5,489	13,416

(a)	Under the guarantee model, for providing the guarantee service to the investors on the principle and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects from Tian Da Xin An the associated unpaid transaction fee in accordance with the guarantee arrangement (see Note 2, Revenue from loan facilitation services). The balance of amount due from Tian Da Xin An as of December 31, 2014 and 2015 represents the net amount of services fee payable and the receivable amount arising from guarantee fee, principal and interest on loans that defaulted as well as the associated unpaid uncollectible transaction fee.

(b)	Amount due from CreditEase Huimin as of December 31, 2015 mainly represents the transactions fees and services fees received by CreditEase Huimin through the external payment network on behalf of the Group before carve-out.

(ii)	Amounts due to related parties

	December 31, 2014	December 31, 2015
CreditEase Puhui (Notes a and b)	—	527
Puxin Hengye (Note a)	—	37
Pucheng Credit (Note a)	—	2
Total	—	566

(a)	Amounts due to related parties represented the provision of credit assessment, collection, system support, investors acquisition and referral and identity verification services by the related parties to Heng Cheng and Heng Ye as of December 31, 2015. Heng Cheng and Heng Ye operated as standalone entities since January 2015 and did not rely on the corporate cash management program of CreditEase.

(b)	Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to provision of borrower acquisition and referral service is netted off with amount due to CreditEase Puhui.